Subsequent Events (Shenzhen Yeller Audio & Video Technology Co., Ltd.)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Subsequent Events
15.	Subsequent Events

The management cannot foresee whether any reoccurrence of COVID-19 will be forthcoming in the future. If any reoccurrence of COVID-19 is not effectively and timely controlled, our business operations and financial condition may be materially and adversely affected as a result of the deteriorating market outlook, the slowdown in regional and national economic growth, weakened liquidity and financial condition of our customers or other factors that we cannot foresee. Any of these factors and other factors beyond our control could have an adverse effect on the overall business environment, cause uncertainties in the regions where we conduct business, cause our business to suffer in ways that we cannot predict and materially and adversely impact our business, financial condition and results of operations.

The Company ceased its operation at CEEC exhibition mall in March 2021 due to the change in mall operations. Arising from the cessation, the Company entered into a lease agreement with Shenzhen Yeller Investment in Development Co., Ltd. to lease a new premise at F26 Culture and Sport Buidling, Futian Sport Park, No. 3030, Fuqiang Road, Futian District, Shenzhen, Guangdong, China. Consequently, the ROU assets and leasehold improvements in connection with the lease at CEEC exhibition mall were written off as at December 31, 2020. The Company is still pending for resolution with the CEEC mall operator on the outstanding lease obligations and deferred subsidy income received under the terms of the lease agreement.

There is no other subsequent events have occurred that would require recognition or disclosure in the financial statements.

16.	Subsequent Events

The management cannot foresee whether any reoccurrence of COVID-19 will be forthcoming in the future. If any reoccurrence of COVID-19 is not effectively and timely controlled, the business operations and financial condition may be materially and adversely affected as a result of the deteriorating market outlook, the slowdown in regional and national economic growth, weakened liquidity and financial condition of our customers or other factors that the management cannot foresee. Any of these factors and other factors beyond management control could have an adverse effect on the overall business environment, cause uncertainties in the regions where the Company conducts its business, which may adversely impact the business, financial condition and results of operations.

The Company ceased its operation at CEEC exhibition mall in March 2021 due to the change in mall operations. Arising from the cessation, the Company entered into a lease agreement with Shenzhen Yeller Investment Development Co., Ltd. to lease a new premise at F26 Culture and Sport Buidling, Futian Sport Park, No. 3030, Fuqiang Road, Futian District, Shenzhen, Guangdong, China. Consequently, the ROU assets and leasehold improvements in connection with the lease at CEEC exhibition mall were written off as at December 31, 2020. The Company is still pending for resolution with the CEEC mall operator on the outstanding lease obligations and deferred subsidy income received under the terms of the lease agreement.

There is no other subsequent events have occurred that would require recognition or disclosure in the financial statements.

Shenzhen Yeller Audio & Video Technology Co., Limited [Member]
Subsequent Events
9.	Subsequent Events

The outbreak of coronavirus (COVID-19) in January 2020 resulted in an interruption to the normal business operations. Management is evaluating the impact and developing actions plan to minimize the effect of the COVID-19 pandemic and to recover business as soon as possible.

There is no other subsequent events have occurred that would require recognition or disclosure in the financial statements.

11.	Subsequent Events

The outbreak of coronavirus (COVID-19) in January 2020 resulted in an interruption to the normal business operations. Management is evaluating the impact and developing actions plan to minimize the effect of the COVID-19 pandemic and to recover business as soon as possible.

There is no other subsequent events have occurred that would require recognition or disclosure in the financial statements.